INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
Schedule of components of intangible assets

The components of intangible assets were as follows as of December 31, 2024 (in thousands):

		Gross
	Estimated	Carrying	Accumulated	Net Carrying
	Useful Life	Amount	Amortization	Amount
Developed technology	7 years	$1,600	$1,600	$—
Trade name	10 years	3,500	2,479	1,021
Total		$5,100	$4,079	$1,021

The components of intangible assets were as follows as of December 31, 2023 (in thousands):

		Gross
	Estimated	Carrying	Accumulated	Net Carrying
	Useful Life	Amount	Amortization	Amount
Policies and procedures library	5 years	$2,200	$2,200	$—
Developed technology	7 years	1,600	1,391	209
Trade name	10 years	3,500	2,129	1,371
Total		$7,300	$5,720	$1,580

Schedule of future amortization expense	As of December 31, 2024, the estimated future amortization expense for intangible assets is as follows (in thousands):

2025	$350
2026	350
2027	321
$1,021